Cash (Narrative) (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Information For Cash [Line Items]
Cash	$ 108,223		$ 174,265		$ 333,705
Cash held in USD [Member]
Disclosure Of Information For Cash [Line Items]
Cash	$ 95,500	$ 73.5	$ 71,900	$ 52.7